California Tax Free Bond ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	0.76%	2.29%
BLOOMBERG LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	1.09%	2.15%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	3.87%	0.70%	1.77%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.85%	0.68%	1.75%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	1.09%	1.92%